Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total directors remuneration	$ 557,734	$ 373,582
Total key management personnel compensation	264,681	252,666
Salaries and bonuses [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	359,667	255,471
Total key management personnel compensation	242,678	229,840
Director's fees [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	128,000	52,252
Interest on loans from Directors [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	47,136	48,671
Employer’s contribution to the Central Provident Fund [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	22,931	17,188
Total key management personnel compensation	$ 22,003	$ 22,826